WARRANTS (Details)	3 Months Ended
Mar. 31, 2021 $ / shares shares
Warrants - Common Share Equivalents
Shares outstanding, beginning balance	390,000
Warrants - Common Share Equivalents, additions	350,305
Shares outstanding, ending balance	740,305
Weighted Average Exercise price
Weighted Average Exercise price, beginning balance | $ / shares	$ 0.63
Weighted Average Exercise price, additions | $ / shares	1.61
Weighted Average Exercise price, ending balance | $ / shares	$ 1.25
Warrants exercisable - Common Share Equivalents
Warrants exercisable - Common Share Equivalents, beginning balance	390,000
Warrants exercisable - Common Share Equivalents, addition	350,305
Warrants exercisable - Common Share Equivalents, ending balance	740,305